Note 11 - Other Liabilities (Details Textual)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Bottom of range [member]
Statement Line Items [Line Items]
Lease liabilities, period for payment adjustments (Year)	3 years
Top of range [member]
Statement Line Items [Line Items]
Lease liabilities, period for payment adjustments (Year)		5 years